S000018145 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	194 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
MSCI ACWI ex USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.62%	7.08%	3.83%
MSCI Europe Small Cap Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.69%	7.52%	5.11%
iShares MSCI Europe Small-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.63%	7.49%	5.09%
Performance Inception Date					Nov. 12, 2007
iShares MSCI Europe Small-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.93%	6.92%	4.55%
iShares MSCI Europe Small-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.54%	6.00%	4.08%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through August 31, 2014 reflect the performance of the FTSE Developed Small Cap ex-North America Index. Index returns beginning on September 1, 2014 reflect the performance of the MSCI Europe Small Cap Index, which, effective as of September 1, 2014, replaced the FTSE Developed Small Cap ex-North America Index as the Underlying Index of the Fund.